Equity Line of Credit - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
		Aug. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, value			$ 1	$ 1
Equity line financing arrangement, value of shares sold			1,108
Amount available to draw			98,892
Cash [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount			500
General and Administrative [Member]
Class of Stock [Line Items]
Commitment fee payable amount				2,500
Common Stock [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount			$ 1,000	1,000
Commitment fee, equity line financing, shares issued	[1]		218,842
Equity line financing arrangement, shares sold	[1]		378,006
Accrued Expense [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount			$ 1,500	$ 1,500
Tumim Stone Capital [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount		$ 1,000
Equity line financing arrangement, shares sold			378,006
Equity line financing arrangement, value of shares sold			$ 1,108
Common Stock Purchase Agreement [Member] | Tumim Stone Capital [Member]
Class of Stock [Line Items]
Commitment fee payable amount		2,500
Common stock, value		$ 100,000

[1]	Retroactively restated to give effect to the reverse recapitalization